Investments in Equity Investees - Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity method investments
Investments in equity investees	$ 158,506	$ 119,756
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”)
Equity method investments
Investments in equity investees	63,536	60,762	$ 55,753
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)
Equity method investments
Investments in equity investees	77,939	49,709	39,158
Nutrition Science Partners Limited (“NSPL”)
Equity method investments
Investments in equity investees	16,806	9,046	$ 12,823
Other
Equity method investments
Investments in equity investees	$ 225	$ 239